Expense Example - Invesco Government & Agency Portfolio - Premier Class	May 28, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	$ 50